SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 D	Dec. 31, 2010
Cash and cash equivalents
Maturity period from date of purchase, short-term investments classified as cash equivalents, less than (in days)	91
Property and equipment
Net book value	$ 259,588	$ 267,928
Buildings and leasehold improvements
Property and equipment
Estimated Useful Lives, minimum (in years)	3
Estimated Useful Lives, maximum (in years)	39
Computer equipment and capitalized software
Property and equipment
Estimated Useful Lives, minimum (in years)	2
Estimated Useful Lives, maximum (in years)	3
Capitalized internal use software
Property and equipment
Net book value	$ 29,200	$ 33,900
Furniture and other equipment
Property and equipment
Estimated Useful Lives, minimum (in years)	3
Estimated Useful Lives, maximum (in years)	10